                                  Law Offices

                       Stradley Ronon Stevens & Young, LLP

                            2600 One Commerce Square
                      Philadelphia, Pennsylvania 19103-7098
                                (215) 564-8000

Direct Dial: (215) 564-8198
                                August 3, 2000

FILED VIA EDGAR
---------------

Filing Desk
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

      Re:   Buffalo Balanced Fund, Inc. - Post-Effective Amendment Nos. 8/10
                  SEC File Nos. 811-8364, 33-75476
            Buffalo Equity Fund, Inc. - Post-Effective Amendment Nos. 8/10
                  SEC File Nos. 811-8900, 33-87346
            Buffalo High Yield Fund, Inc. - Post-Effective Amendment Nos.
                  8/10
                  SEC File Nos. 811-8898, 33-87148
            Buffalo USA Global Fund, Inc. - Post-Effective Amendment Nos.
                  8/10
                  SEC File Nos. 811-8896, 33-87146
            Buffalo Small Cap Fund, Inc. - Post-Effective Amendment Nos. 3/4
                  SEC File Nos. 811-8509, 333-40841
            Rule 497(j) filing
            ------------------

Dear Sir or Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of
Rule 497 would not have differed from those contained in the Post-Effective
Amendments to the Registration Statement on Form N-1A of the Buffalo Funds
referenced above, each of which were filed with the Securities and Exchange
Commission electronically via EDGAR on July 28, 2000.

      Please direct any questions or comments relating to this certification to me at the above phone number.

                                    Very truly yours,

                                    /s/ Michael P. O'Hare
                                    Michael P. O'Hare
cc:   Martin A. Cramer
344843.01